Consolidated Statement of Other Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
INCOME (LOSS) FOR THE YEAR	$ 354.6	$ 164.3	$ (203.5)
ITEMS THAT WILL NOT BE RECLASSIFIED TO PROFIT OR LOSS
Remeasurement of post-employment benefit, net of tax	4.9	(4.5)	7.2
Listing expenses	0.0	0.0	135.7
ITEMS THAT MAY BE RECLASSIFIED SUBSEQUENTLY TO PROFIT OR LOSS
Financial instruments - Cash flow hedge, net of tax	(24.7)	7.3	4.2
Financial instruments measured at FVOCI	0.2	0.0	0.0
Translation adjustments	(94.7)	33.3	(30.6)
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX EFFECTS	(114.3)	36.1	116.5
TOTAL COMPREHENSIVE INCOME (LOSS)	240.3	200.4	(87.0)
Attributable to:
Owners of Embraer	248.0	201.0	(207.4)
Non-controlling interests	$ (7.7)	$ (0.6)	$ 120.4